Supplemental Cash Flow Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020	Mar. 02, 2019
Asset Acquisition [Line Items]
Income taxes paid	$ 4,300,000	$ 4,000,000		$ 5,200,000	$ 4,800,000	$ 44,800,000
Interest payments	40,100,000	34,500,000		66,000,000	75,500,000	$ 81,200,000
Property and equipment, gross			$ 2,856,862,000	2,604,506,000
Accrual for capital expenditures	0	39,100,000	63,400,000	44,600,000	36,900,000
Accrual for dividends payable	300,000	$ 900,000	900,000	$ 2,100,000	$ 26,400,000
Furniture and Fixtures, Held Under Finance Lease
Asset Acquisition [Line Items]
Property and equipment, gross	$ 25,900,000		$ 39,000,000